Nuveen California Quality Municipal Income
Fund
Portfolio of Investments May 31, 2024
(Unaudited)
NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 166.1% (99.7% of Total Investments)
X
2,990,970,297
MUNICIPAL BONDS - 166.1%  (99.7% of Total Investments) X 2,990,970,297
Consumer Staples - 1.2% (0.7% of Total Investments)
$ 1,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo,
Series 2007A, 5.000%, 6/01/47
6/24 at 100.00 $ 941,407
2,575 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 2,404,959
1,295 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 1,311,040
25,000 California Statewide Financing Authority, Tobacco Settlement Asset-
Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A,
0.000%, 6/01/46
6/24 at 25.89 6,443,887
44,035 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 4,815,773
19,000 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007B, 0.000%, 6/01/47
7/24 at 26.68 4,868,716
Total Consumer Staples 20,785,782
Education and Civic Organizations - 7.4% (4.5% of Total Investments)
6,995 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2017B, 4.000%, 4/01/47
4/27 at 100.00 6,421,291
5,725 California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2016U-7, 5.000%, 6/01/46
No Opt. Call 6,672,362
4,385 California Educational Facilities Authority, Revenue Bonds, University of
the Pacific, Series 2023, 5.000%, 11/01/53
11/33 at 100.00 4,611,998
650 (c) California Enterprise Development Authority, Charter School Revenue
Bonds, Academy for Academic Excellence Project, Series 2020A, 5.000%,
7/01/55
7/27 at 100.00 619,469
1,350 (c) California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/53
6/26 at 100.00 1,340,310
California Municipal Finance Authority,  Revenue Bonds, Creative Center
of Los Altos Project Pinewood & Oakwood Schools, Series 2016B:
800 (c) 4.000%, 11/01/36 11/26 at 100.00 715,690
1,000 (c) 4.500%, 11/01/46 11/26 at 100.00 855,941
California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B:
1,210 (c) 5.000%, 10/01/39 10/27 at 100.00 1,202,231
2,980 (c) 5.000%, 10/01/57 10/27 at 100.00 2,732,089
1,000 (c) California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 985,498
California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A:
3,500 5.000%, 12/31/43, (AMT) 6/28 at 100.00 3,508,695
1,650 4.000%, 12/31/47, (AMT) 6/28 at 100.00 1,448,875
4,000 5.000%, 12/31/47, (AMT) 6/28 at 100.00 3,985,984
1,000 California Municipal Finance Authority, Revenue Bonds, The Master's
University & Seminary, Series 2019, 5.000%, 8/01/48
8/29 at 100.00 975,455
750 (c) California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School - Obligated Group,Issue No.6, Series 2020A, 5.000%,
8/01/42
8/28 at 100.00 757,920
1,550 (c) California School Finance Authority, Charter School Revenue Bonds,
Camino Nuevo Charter Academy Sustainability Series 2023A, 5.250%,
6/01/53
6/31 at 100.00 1,521,894
250 (c) California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.000%, 5/01/27
No Opt. Call 249,989

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,100 (c) California School Finance Authority, Charter School Revenue Bonds, Stem
Preparatory Schools Obligated Group, Series 2023A, 5.375%, 5/01/63
6/31 at 100.00 $ 1,086,560
1,615 (c) California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 1,615,927
2,150 (c) California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%,
7/01/46
7/25 at 100.00 2,150,467
California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C:
5,995 (c) 5.000%, 7/01/46 7/25 at 101.00 5,997,665
8,340 (c) 5.250%, 7/01/52 7/25 at 101.00 8,371,192
800 (c) California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A, 6.000%, 7/01/51
7/26 at 100.00 816,548
3,430 California State University, Systemwide Revenue Bonds, Refunding Series
2015A, 5.000%, 11/01/43
11/25 at 100.00 3,485,263
10,440 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/43
11/28 at 100.00 10,995,096
2,935 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/52
5/27 at 100.00 3,019,475
University of California, General Revenue Bonds, Limited Project Series
2018O:
8,500 5.000%, 5/15/43 5/28 at 100.00 8,905,356
10,390 4.000%, 5/15/48 5/28 at 100.00 10,189,236
14,215 5.000%, 5/15/48 5/28 at 100.00 14,814,411
University of California, General Revenue Bonds, Series 2018AZ:
3,930 5.000%, 5/15/38 5/28 at 100.00 4,165,898
6,775 5.000%, 5/15/48 5/28 at 100.00 7,065,732
12,810 University of California, General Revenue Bonds, Series 2020BE, 4.000%,
5/15/47
5/30 at 100.00 12,594,359
Total Education and Civic Organizations 133,878,876
Financials - 0.0% (0.0% of Total Investments)
1,305 (d) Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged
From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call 267,013
Total Financials 267,013
Health Care - 26.5% (15.9% of Total Investments)
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
6,365 4.000%, 11/15/41 11/26 at 100.00 6,177,414
19,795 5.000%, 11/15/46 11/26 at 100.00 20,164,709
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A:
20,215 4.000%, 11/15/48 11/27 at 100.00 19,415,662
13,110 5.000%, 11/15/48 11/27 at 100.00 13,368,848
5,890 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 5.000%, 11/15/38
11/27 at 100.00 6,127,309
7,960 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Refunding Series 2016A, 4.000%, 3/01/39
3/26 at 100.00 7,688,038
7,810 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Series 2013A, 4.000%, 3/01/43
6/24 at 100.00 6,944,355
15,000 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Medical Center, Refunding Series 2016B, 4.000%, 8/15/39
8/26 at 100.00 14,799,221
7,400 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 7,489,889
4,750 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital of Orange County, Series 2024A, 5.000%, 11/01/49
5/34 at 100.00 5,129,040
California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019:
16,625 4.000%, 11/15/45 11/29 at 100.00 15,713,402
30,630 5.000%, 11/15/49 11/26 at 100.00 30,954,742

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A:
$ 31,810 4.000%, 4/01/44 4/30 at 100.00 $ 30,715,482
10,855 4.000%, 4/01/45 4/30 at 100.00 10,427,277
2,815 4.000%, 4/01/49 4/30 at 100.00 2,627,891
4,430 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2024A, 5.250%, 12/01/49
6/34 at 100.00 4,782,895
24,625 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital at Stanford, Refunding Forward
Delivery Series 2022A, 4.000%, 5/15/51
5/32 at 100.00 23,499,886
2,230 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38
10/24 at 100.00 2,231,433
16,375 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 16,387,930
26,330 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A, 4.000%,
10/01/47
10/26 at 100.00 23,850,493
16,185 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 15,315,341
California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A:
3,095 5.000%, 7/01/42 7/27 at 100.00 3,114,521
685 5.000%, 7/01/47 7/27 at 100.00 681,700
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A:
11,830 5.250%, 11/01/36 11/26 at 100.00 11,848,172
1,420 5.250%, 11/01/41 11/26 at 100.00 1,372,931
9,335 5.000%, 11/01/47 11/26 at 100.00 8,602,870
6,770 5.250%, 11/01/47 11/26 at 100.00 6,500,800
5,330 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 5,589,674
12,485 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 12,373,410
14,550 California Public Finance Authority, Revenue Bonds, Hoag Memorial
Hospital Presbyterian, Fixed Period Series 2022A, 4.000%, 7/15/51
7/32 at 100.00 14,109,708
5,310 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 5,357,773
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
1,000 5.250%, 12/01/34 12/24 at 100.00 1,004,885
1,200 5.250%, 12/01/44 12/24 at 100.00 1,202,938
2,375 5.500%, 12/01/54 12/24 at 100.00 2,381,280
13,235 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56
6/26 at 100.00 13,294,375
46,490 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58
6/28 at 100.00 47,337,875
California Statewide Communities Development Authority, Revenue
Bonds, Adventist Health System/West, Series 2015A:
2,345 5.000%, 3/01/35 3/26 at 100.00 2,376,950
3,000 5.000%, 3/01/45 3/26 at 100.00 3,016,631
6,465 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2016A, 4.000%, 8/15/51
8/26 at 100.00 5,943,925
2,475 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52 -
AGM Insured
8/32 at 100.00 2,627,808

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A:
$ 107 (e),(f) 5.750%, 7/01/24 1/22 at 100.00 $ 107,394
117 (e),(f) 5.750%, 7/01/30 1/22 at 100.00 117,162
82 (e),(f) 5.750%, 7/01/35 1/22 at 100.00 82,019
111 (e),(f) 5.500%, 7/01/39 1/22 at 100.00 110,580
5,095 Madera County, California, Certificates of Participation, Valley Children's
Hospital Project, Series 1995, 5.750%, 3/15/28 - NPFG Insured
7/24 at 100.00 5,257,109
Palomar Pomerado Health System, California, Revenue Bonds, Refunding
Series 2016:
21,355 5.000%, 11/01/36 11/26 at 100.00 20,128,960
4,500 4.000%, 11/01/39 11/26 at 100.00 3,857,455
University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P:
9,000 5.000%, 5/15/47 5/32 at 100.00 9,681,469
4,410 4.000%, 5/15/53 5/32 at 100.00 4,196,748
755 Washington Township Health Care District, California, Revenue Bonds,
Series 2023A, 5.750%, 7/01/53
7/33 at 100.00 794,525
Total Health Care 476,882,904
Housing/Multifamily - 17.3% (10.4% of Total Investments)
23,285 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56
8/31 at 100.00 15,509,426
22,070 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47
8/31 at 100.00 17,751,274
23,610 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50
2/30 at 100.00 16,519,296
6,960 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56
2/31 at 100.00 5,536,092
660 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%,
2/01/50
8/32 at 100.00 493,102
2,090 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50
8/30 at 100.00 1,973,441
1,385 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49
8/29 at 100.00 1,312,779
7,575 (c) California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49
4/29 at 100.00 6,265,954
22,179 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call 21,806,759
13,450 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call 12,559,879
5,032 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-3, 3.250%, 8/20/36
No Opt. Call 4,534,356
3,298 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 3,203,725
17,716 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 17,517,688
California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A:
1,680 5.250%, 8/15/39 8/24 at 100.00 1,682,520
2,150 5.250%, 8/15/49 8/24 at 100.00 2,151,440
California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Refunding Series 2023A:
1,465 (c) 5.500%, 7/01/50 7/33 at 105.00 1,487,922
1,000 (c) 6.000%, 7/01/53 7/33 at 105.00 1,039,539
23,750 (c) CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56
4/31 at 100.00 17,821,216

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 8,060 (c) CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58
2/32 at 100.00 $ 6,246,511
3,265 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1, 3.600%,
5/01/47
5/32 at 100.00 2,716,002
11,510 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2, 3.250%,
5/01/57
5/32 at 100.00 8,059,880
1,720 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46
10/31 at 100.00 1,351,334
12,910 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56
10/31 at 100.00 11,052,481
1,950 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%, 10/01/46
10/31 at 100.00 1,556,872
20,500 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56
10/31 at 100.00 15,799,383
23,610 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54
1/31 at 100.00 18,971,350
4,940 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41
8/31 at 100.00 4,474,251
7,030 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56
8/31 at 100.00 5,170,026
3,750 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56
7/32 at 100.00 2,587,092
3,565 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46
10/31 at 100.00 2,864,607
21,695 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56
10/31 at 100.00 15,871,767
CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series
2021A-1:
2,215 (c) 3.000%, 7/01/43 7/32 at 100.00 1,725,068
9,645 (c) 3.125%, 7/01/56 7/32 at 100.00 6,447,952
7,345 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56
9/31 at 100.00 5,511,575
450 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57
3/32 at 100.00 328,173
11,325 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56
8/31 at 100.00 9,585,873
4,020 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56
12/31 at 100.00 2,976,351
8,025 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56
7/31 at 100.00 6,150,992
2,010 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46
9/31 at 100.00 1,652,567
5,700 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47
6/31 at 100.00 3,963,404
20,760 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57
6/31 at 100.00 12,267,015

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 21,185 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 $ 14,585,642
Total Housing/Multifamily 311,082,576
Long-Term Care - 0.5% (0.3% of Total Investments)
6,120 California Municipal Finance Authority, Revenue Bonds, HumanGood
California Obligated Group, Refunding Series 2019, 4.000%, 10/01/37
10/26 at 100.00 6,112,991
California Statewide Communities Development Authority, Revenue
Bonds, Odd Fellows Home of California Project, Insured Refunding Series
2023A:
1,900 4.000%, 4/01/43 4/30 at 100.00 1,901,533
1,000 4.125%, 4/01/53 4/30 at 100.00 992,545
Total Long-Term Care 9,007,069
Tax Obligation/General - 27.2% (16.3% of Total Investments)
4,125 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Series 2004A, 0.000%, 8/01/25 - AGM Insured
No Opt. Call 3,956,594
4,420 Butte-Glenn Community College District, Butte and Glenn Counties,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/46
8/27 at 100.00 4,603,148
2,500 California State, General Obligation Bonds, Refunding Various Purpose
Bid Group C Series 2016, 5.000%, 9/01/32
9/26 at 100.00 2,578,768
California State, General Obligation Bonds, Refunding Various Purpose
Series 2016:
2,100 5.000%, 8/01/33 8/26 at 100.00 2,163,736
4,000 5.000%, 9/01/35 9/26 at 100.00 4,124,680
3,570 California State, General Obligation Bonds, Refunding Various Purpose
Series 2021. Forward Delivery, 5.000%, 9/01/41
9/31 at 100.00 3,888,669
50 California State, General Obligation Bonds, Series 2013, 5.000%, 2/01/29 7/24 at 100.00 50,041
1,000 California State, General Obligation Bonds, Various Purpose Refunding
Series 2016, 5.000%, 9/01/34
9/26 at 100.00 1,031,408
California State, General Obligation Bonds, Various Purpose Series 2014:
24,970 5.000%, 5/01/32 7/24 at 100.00 24,990,702
10,620 5.000%, 10/01/44 10/24 at 100.00 10,639,898
14,780 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 11/01/47
11/27 at 100.00 15,282,029
5,000 California State, General Obligation Bonds, Various Purpose Series 2018.
Bid Group A/B, 5.000%, 10/01/48
10/28 at 100.00 5,223,154
1,770 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 11/01/45
11/25 at 100.00 1,724,970
1,860 Centinela Valley Union High School District, Los Angeles County,
California, General Obligation Bonds, Series 2002A, 5.250%, 2/01/26 -
NPFG Insured
No Opt. Call 1,893,644
5,400 Central Unified School District, Fresno County, California, General
Obligation Bonds, 2016 Election Series 2018B., 4.000%, 8/01/48
8/26 at 100.00 5,256,922
7,860 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Election 2014, Series 2019C, 3.000%, 8/01/44
- BAM Insured
8/28 at 100.00 6,308,460
15,285 Desert Community College District, Riverside County, California, General
Obligation Bonds, Election of 2016 Series 2024, 4.000%, 8/01/51
8/33 at 100.00 14,630,669
5,000 Elk Grove Unified School District, Sacramento County, California, General
Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/46
8/26 at 100.00 4,918,952
15,250 Glendale Community College District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Taxable Refunding Series
2020B, 4.000%, 8/01/50
8/29 at 100.00 15,023,008
18,500 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 18,158,266
6,185 Grossmont-Cuyamaca Community College District, California, General
Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47
8/28 at 100.00 6,120,998
5,150 Hacienda La Puente Unified School District Facilities Financing Authority,
California, General Obligation Revenue Bonds, Program Series 2007,
5.000%, 8/01/26 - AGM Insured
No Opt. Call 5,339,673

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 3,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series 2017A,
4.000%, 8/01/47
8/27 at 100.00 $ 2,924,969
5,585 Lake Elsinore Unified School District, Riverside County, California, General
Obligation Bonds, 2016 Election Series B, 4.000%, 8/01/49 - BAM Insured
8/27 at 100.00 5,413,958
5,630 (g) Lake Tahoe Unified School District, El Dorado County, California, General
Obligation Bonds, Series 2010, 0.000%, 8/01/45 - AGM Insured
No Opt. Call 4,561,923
4,140 Los Angeles Community College District, California, General Obligation
Bonds, 2008 Election Series 2017J, 4.000%, 8/01/41
8/27 at 100.00 4,146,299
1,285 Los Angeles Unified School District, Los Angeles County, California,
General Obligation Bonds, Measure Q Series 2020C, 4.000%, 7/01/40
7/30 at 100.00 1,287,797
3,100 Manteca Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2014 Series 2017B, 4.000%, 8/01/42
8/27 at 100.00 3,078,698
Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A:
10,000 4.000%, 8/01/40 8/25 at 100.00 9,687,649
7,500 4.000%, 8/01/45 8/25 at 100.00 7,243,189
4,100 Monrovia Unified School District, Los Angeles County, California, General
Obligation Bonds, Series 2001B, 0.000%, 8/01/27 - FGIC Insured
No Opt. Call 3,643,734
4,650 Monterey Peninsula Community College District, Monterey County,
California, General Obligation Bonds, Election of 2020 Series 2024B,
4.000%, 8/01/51
8/33 at 100.00 4,516,541
6,950 Morgan Hill Unified School District, Santa Clara County, California,
General Obligation Bonds, Election 2012 Series 2017B, 4.000%, 8/01/47
8/27 at 100.00 6,909,048
10,765 North Orange County Community College District, California, General
Obligation Bonds, Election of 2002 Series 2003B, 0.000%, 8/01/27 - FGIC
Insured
No Opt. Call 9,593,783
5,000 Oakland Unified School District, Alameda County, California, General
Obligation Bonds, Election 2020, Series 2023A, 5.250%, 8/01/48 - AGM
Insured
8/33 at 100.00 5,530,467
10,330 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%,
8/01/35
No Opt. Call 5,685,465
5,000 Paramount Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2006 Series 2011, 6.375%, 8/01/45
2/33 at 100.00 5,905,574
7,350 Pleasant Valley School District, Ventura County, California, General
Obligation Bonds, Refunding Series B, 4.000%, 8/01/46
8/29 at 100.00 7,328,079
16,736 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 15,556,550
28,000 San Bernardino Community College District, California, General
Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44
No Opt. Call 11,265,775
7,500 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2022D-1, 4.250%,
8/01/52
2/32 at 100.00 7,514,774
9,760 San Francisco Community College District, California, General Obligation
Bonds, Election 2020 Series 2020A, 4.000%, 6/15/45
6/30 at 100.00 9,567,413
4,970 San Rafael City High School District, Marin County, California, General
Obligation Bonds, Series 2004B, 0.000%, 8/01/27 - FGIC Insured
No Opt. Call 4,410,071
810 Santa Maria Joint Union High School District, Santa Barbara and San Luis
Obispo Counties, California, General Obligation Bonds, Series 2003B,
5.625%, 8/01/24 - AGM Insured
No Opt. Call 812,360
4,175 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2002, Series 2004, 0.000%, 8/01/25
- FGIC Insured
No Opt. Call 4,004,552
5,530 (g) Stockton Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2008 Series 2011D, 0.000%, 8/01/50 - AGM
Insured
8/37 at 100.00 6,004,758
26,000 (g) Sylvan Union School District, Stanislaus County, California, General
Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 - AGM
Insured
No Opt. Call 21,951,319

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2004 Election Series 2013B:
$ 4,740 5.500%, 8/01/38 8/24 at 100.00 $ 4,747,187
4,830 5.500%, 8/01/40 8/24 at 100.00 4,836,375
20,510 5.000%, 8/01/43 8/24 at 100.00 20,520,360
Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2013A:
4,355 5.500%, 8/01/38 8/24 at 100.00 4,361,603
3,500 5.500%, 8/01/40 8/24 at 100.00 3,504,620
8,410 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%, 8/01/45
8/25 at 100.00 7,839,137
Washington Township Health Care District, California, General Obligation
Bonds, 2020 Election Series 2023B:
750 4.250%, 8/01/45 - AGM Insured 8/33 at 100.00 754,787
2,575 5.250%, 8/01/48 8/33 at 100.00 2,813,213
140,160 (g) Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42
No Opt. Call 113,576,792
Total Tax Obligation/General 489,407,208
Tax Obligation/Limited - 17.3% (10.4% of Total Investments)
1,675 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19A, Series 2015B, 5.000%, 9/01/35
9/25 at 100.00 1,694,618
1,655 Bell Community Housing Authority, California, Lease Revenue Bonds,
Series 2005, 5.000%, 10/01/36 - AMBAC Insured
7/24 at 100.00 1,661,185
615 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36
9/24 at 100.00 615,899
1,200 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified Series
2019, 5.000%, 8/01/44
8/29 at 100.00 1,265,695
10,525 California State Public Works Board, Lease Revenue Bonds, Department of
Corrections & Rehabilitation, Various Correctional Facilities Series 2014A,
5.000%, 9/01/39
9/24 at 100.00 10,558,426
17,395 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, New Stockton Courthouse, Series 2014B, 5.000%,
10/01/39
10/24 at 100.00 17,469,153
13,520 California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Series 2014E, 5.000%, 9/01/39
9/24 at 100.00 13,562,938
2,550 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017C,
5.000%, 9/02/47
9/27 at 100.00 2,575,265
2,000 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A,
5.000%, 9/02/47
9/28 at 100.00 2,031,544
545 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 560,635
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
9,000 5.000%, 11/15/32 11/25 at 100.00 9,095,585
11,000 5.000%, 11/15/39 11/25 at 100.00 11,054,039
Jurupa Public Financing Authority, California, Special Tax Revenue Bonds,
Series 2014A:
530 5.000%, 9/01/29 9/24 at 100.00 531,469
1,900 5.000%, 9/01/30 9/24 at 100.00 1,904,704
1,220 5.000%, 9/01/31 9/24 at 100.00 1,222,840
1,955 Jurupa Public Financing Authority, California, Special Tax Revenue Bonds,
Series 2015A, 5.000%, 9/01/43
9/25 at 100.00 1,983,408
810 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 814,646
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 1,001,659

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Senior Series 2016A:
$ 5,125 5.000%, 6/01/36 6/26 at 100.00 $ 5,276,986
5,620 5.000%, 6/01/37 6/26 at 100.00 5,778,571
10,455 5.000%, 6/01/38 6/26 at 100.00 10,734,710
Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A:
5,000 5.000%, 7/01/39 7/28 at 100.00 5,302,064
20,735 5.000%, 7/01/44 7/28 at 100.00 21,806,042
3,995 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A,
5.000%, 7/01/42
7/27 at 100.00 4,157,571
2,000 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1, 5.000%, 12/01/49
12/29 at 100.00 2,096,491
1,835 Modesto, California, Speical Tax Bonds, Community Faclities District 2004-
1 Village One 2, Refunding Series 2014, 5.000%, 9/01/31
9/24 at 100.00 1,840,466
1,000 Norco Redevelopment Agency, California, Tax Allocation Bonds, Project
Area 1, Series 2009, 7.000%, 3/01/34
7/24 at 100.00 1,002,988
6,815 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Refunding Series
1995, 7.400%, 8/01/25 - NPFG Insured
No Opt. Call 6,903,440
6,055 Orange County Local Transportation Authority, California, Measure M2
Sales Tax Revenue Bonds, Limited Tax Series 2019, 5.000%, 2/15/41
2/29 at 100.00 6,429,951
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
14,741 0.000%, 7/01/51 7/28 at 30.01 3,505,958
85,962 5.000%, 7/01/58 7/28 at 100.00 85,989,878
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
5,500 4.329%, 7/01/40 7/28 at 100.00 5,482,791
43 4.536%, 7/01/53 7/28 at 100.00 41,294
8,185 4.784%, 7/01/58 7/28 at 100.00 8,112,601
3,500 Rancho Cucamonga Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Rancho Redevelopment Project, Series
2014, 5.000%, 9/01/30
9/24 at 100.00 3,509,098
815 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 4.250%, 9/01/47 - AGM Insured
9/29 at 103.00 815,456
5,000 Riverside County Transportation Commission, California, Sales Tax
Revenue Bonds, Refunding Limited Tax Series 2017B, 5.000%, 6/01/38
12/27 at 100.00 5,250,091
Riverside County, California, Special Tax Bonds, Community Facilities
District 04-2 Lake Hill Crest, Series 2012:
990 5.000%, 9/01/29 9/24 at 100.00 992,852
2,615 5.000%, 9/01/35 9/24 at 100.00 2,622,533
Riverside County, California, Special Tax Bonds, Community Facilities
District 05-8 Scott Road, Series 2013:
555 5.000%, 9/01/30 9/24 at 100.00 556,599
3,120 5.000%, 9/01/42 9/24 at 100.00 3,128,987
Roseville, California, Special Tax Bonds, Community Facilities District 1
Westpark, Refunding Series 2015:
385 5.000%, 9/01/31 9/25 at 100.00 388,846
575 5.000%, 9/01/37 9/25 at 100.00 580,250
4,250 Sacramento City Financing Authority, California, Tax Allocation Revenue
Bonds, Merged Downtown Sacramento and Oak Park Projects, Series
2005A, 0.000%, 12/01/31 - FGIC Insured
No Opt. Call 3,174,181
San Buenaventura Redevelopment Agency, California, Tax Allocation
Bonds, Merged Project Areas, Series 2008:
840 7.750%, 8/01/28 7/24 at 100.00 842,801
1,325 8.000%, 8/01/38 7/24 at 100.00 1,329,963
1,725 San Francisco City and County Redevelopment Agency Successor
Agency, California, Special Tax Bonds, Community Facilities District 7,
Hunters Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 1,726,495

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 5,000 San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay North
Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/41 - NPFG
Insured
8/26 at 100.00 $ 5,119,256
785 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
7/24 at 100.00 786,801
2,500 Stockton Public Financing Authority, California, Revenue Bonds, Arch
Road East Community Facility District 99-02, Series 2018A, 5.000%,
9/01/37
9/25 at 103.00 2,579,442
Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017:
960 (c) 5.500%, 9/01/27 No Opt. Call 986,151
1,435 (c) 5.750%, 9/01/32 9/27 at 100.00 1,509,037
5,520 (c) 6.250%, 9/01/47 9/27 at 100.00 5,731,268
1,350 Temecula Valley Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2002-1 Improvement
Area 1, Series 2012, 5.000%, 9/01/33
7/24 at 100.00 1,351,015
1,700 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 2, Series 2023, 5.750%, 9/01/48
9/29 at 103.00 1,767,817
Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A:
4,315 5.000%, 10/01/45 4/30 at 100.00 4,355,780
7,285 5.000%, 10/01/49 4/30 at 100.00 7,307,993
1,535 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
7/24 at 100.00 1,549,316
Total Tax Obligation/Limited 312,027,538
Transportation - 27.9% (16.8% of Total Investments)
7,025 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Series 2023F-2, 4.125%, 4/01/54
4/33 at 100.00 6,831,203
10,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/37
4/27 at 100.00 9,933,228
5,760 Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue
Bonds, Senior Series 2024B, 4.500%, 7/01/54 - AGM Insured, (AMT)
7/34 at 100.00 5,647,478
7,775 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series 2019,
4.000%, 7/15/29, (AMT)
No Opt. Call 7,725,391
7,979 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 7,562,973
1,200 Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%,
5/15/42
5/25 at 100.00 1,211,677
7,500 Long Beach, California, Harbor Revenue Bonds, Series 2019A, 5.000%,
5/15/49
5/29 at 100.00 7,894,032
3,730 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding & Subordinate Series 2022C,
4.000%, 5/15/41, (AMT)
5/32 at 100.00 3,588,005
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Lien Private Activity
Series 2021A:
4,160 5.000%, 5/15/46, (AMT) 5/31 at 100.00 4,311,713
20,895 5.000%, 5/15/51, (AMT) 5/31 at 100.00 21,452,058
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D:
2,000 5.000%, 5/15/36, (AMT) 5/25 at 100.00 2,014,391
24,920 5.000%, 5/15/41, (AMT) 5/25 at 100.00 25,015,847
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Series 2022H:
4,850 5.000%, 5/15/42, (AMT) 11/31 at 100.00 5,103,557
5,080 5.000%, 5/15/52, (AMT) 11/31 at 100.00 5,246,975
24,405 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT)
5/26 at 100.00 24,541,470

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 3,310 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT)
11/27 at 100.00 $ 3,354,679
5,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018D, 5.000%,
5/15/48, (AMT)
5/29 at 100.00 5,114,452
5,485 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019E, 5.000%,
5/15/44
11/28 at 100.00 5,774,565
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D:
945 5.000%, 5/15/37, (AMT) 11/31 at 100.00 1,007,909
22,230 5.000%, 5/15/46, (AMT) 11/31 at 100.00 23,090,183
3,750 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 5.000%,
5/15/45, (AMT)
5/32 at 100.00 3,912,062
4,780 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 4,508,328
7,750 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1,
4.000%, 6/01/46
6/31 at 100.00 7,362,998
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B:
23,740 5.000%, 7/01/53, (AMT) 7/33 at 100.00 24,465,627
20,000 5.250%, 7/01/58, (AMT) 7/33 at 100.00 20,954,128
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Refunding Subordinate Series 2019A:
3,600 5.000%, 7/01/34 7/29 at 100.00 3,920,885
1,250 5.000%, 7/01/36 7/29 at 100.00 1,357,418
6,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 5,743,280
San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023C:
16,410 5.500%, 5/01/42, (AMT) 5/33 at 100.00 18,012,437
11,000 5.500%, 5/01/43, (AMT) 5/33 at 100.00 12,027,012
1,845 5.750%, 5/01/48, (AMT) 5/33 at 100.00 2,034,232
14,500 (h) San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2022A, 5.000%, 5/01/52,
(AMT), (UB)
5/32 at 100.00 14,913,440
34,270 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 35,263,244
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A:
3,040 5.000%, 5/01/38, (AMT) 5/29 at 100.00 3,160,406
43,180 5.000%, 5/01/44, (AMT) 5/29 at 100.00 44,173,917
25,885 5.000%, 5/01/49, (AMT) 5/29 at 100.00 26,350,819
22,835 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46,
(AMT)
5/26 at 100.00 22,901,945
10,910 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/42,
(AMT)
5/27 at 100.00 11,064,032
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D:
3,775 5.000%, 5/01/48, (AMT) 5/28 at 100.00 3,808,338
24,820 5.250%, 5/01/48, (AMT) 5/28 at 100.00 25,480,907
4,900 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%, 5/01/40,
(AMT)
5/29 at 100.00 5,060,070
7,510 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019F, 5.000%, 5/01/50
5/29 at 100.00 7,834,779

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 16,936 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A,
4.000%, 1/15/50
1/32 at 100.00 $ 16,000,113
6,250 San Jose, California, Airport Revenue Bonds, Refunding Series 2017A,
5.000%, 3/01/47, (AMT)
3/27 at 100.00 6,290,068
Total Transportation 503,022,271
U.S. Guaranteed - 11.3% (6.7% of Total Investments) (i)
18,400 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/42, (Pre-refunded 2/15/27)
2/27 at 100.00 19,398,546
1,285 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 1,310,508
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
12,880 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 13,376,256
16,250 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/46, (Pre-refunded 11/15/25)
11/25 at 100.00 16,652,353
18,250 California Municipal Finance Authority, Revenue Bonds, Pomona College,
Series 2017, 5.000%, 1/01/48, (Pre-refunded 1/01/28)
1/28 at 100.00 19,401,904
14,400 California State University, Systemwide Revenue Bonds, Series 2014A,
5.000%, 11/01/32, (Pre-refunded 11/01/24)
11/24 at 100.00 14,481,433
5,500 California Statewide Communities Development Authority, Revenue
Bonds, Buck Institute for Research on Aging, Series 2014, 5.000%,
11/15/44, (Pre-refunded 11/15/24) - AGM Insured
11/24 at 100.00 5,532,940
2,670 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%,
7/01/44, (Pre-refunded 7/01/24)
7/24 at 100.00 2,672,319
7,500 Desert Community College District, Riverside County, California, General
Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/37, (Pre-refunded
2/01/26)
2/26 at 100.00 7,709,164
Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A:
1,790 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 1,820,457
1,460 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 1,484,842
86,320 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 87,788,744
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D:
55 5.000%, 5/15/37, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 59,309
70 5.000%, 5/15/46, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 75,484
5,840 Orange County Water District, California, Revenue Certificates of
Participation, Series 1999A, 5.375%, 8/15/29, (ETM)
No Opt. Call 6,253,905
905 Orange County Water District, California, Revenue Certificates of
Participation, Series 2003B, 5.000%, 8/15/34, (Pre-refunded 8/15/32) -
NPFG Insured
8/32 at 100.00 1,026,175
2,000 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 2002E, 6.000%, 8/01/26, (ETM)
No Opt. Call 2,094,156
1,460 Rohnert Park Community Development Commission, California, Tax
Allocation Bonds, Redevelopment Project Series 2007R, 5.000%, 8/01/37
- FGIC Insured, (ETM)
7/24 at 100.00 1,526,432
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D:
5 5.000%, 5/01/48, (Pre-refunded 5/01/46), (AMT) 5/46 at 100.00 5,178
Total U.S. Guaranteed 202,670,105

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 29.5% (17.7% of Total Investments)
$ 44,950 (h) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30), (UB)
1/30 at 100.19 $ 47,775,143
29,560 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2024A, 5.000%, 5/01/54, (Mandatory Put
4/01/32)
1/32 at 100.21 31,320,647
California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012:
3,925 (c) 5.000%, 7/01/37, (AMT) 7/24 at 100.00 3,935,482
69,535 (c) 5.000%, 11/21/45, (AMT) 7/24 at 100.00 69,626,313
85 California Statewide Community Development Authority, Water and
Wastewater Revenue Bonds, Pooled Financing Program, Series 2004A,
5.250%, 10/01/24 - AGM Insured
7/24 at 100.00 85,115
2,200 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Green Series 2017A, 5.000%,
6/01/45
6/27 at 100.00 2,281,572
5,000 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Green Series 2019A, 5.000%,
6/01/49
6/29 at 100.00 5,269,302
Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A:
14,140 5.000%, 11/15/35 No Opt. Call 14,872,646
7,610 5.500%, 11/15/37 No Opt. Call 8,443,475
24,070 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2015E, 5.000%, 7/01/44
7/24 at 100.00 24,089,956
47,705 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 49,078,665
12,870 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018A, 5.000%, 7/01/38
1/28 at 100.00 13,534,290
8,980 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019A, 5.000%, 7/01/45
1/29 at 100.00 9,439,869
Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B:
8,960 5.000%, 7/01/40 7/30 at 100.00 9,723,034
5,105 5.000%, 7/01/45 7/30 at 100.00 5,462,893
26,625 5.000%, 7/01/50 7/30 at 100.00 28,299,025
Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022B:
4,000 5.000%, 7/01/47 7/32 at 100.00 4,344,044
6,500 5.000%, 7/01/52 7/32 at 100.00 7,007,090
Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022C:
3,000 5.000%, 7/01/39 1/32 at 100.00 3,336,441
2,325 5.000%, 7/01/41 1/32 at 100.00 2,547,386
3,500 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022B, 5.000%, 7/01/52
1/32 at 100.00 3,763,242
2,875 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2023A, 5.000%, 7/01/49
7/33 at 100.00 3,138,708
10,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2016A, 5.000%, 7/01/46
1/26 at 100.00 10,168,713
50,385 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 5.000%, 7/01/44
1/27 at 100.00 52,002,636
Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2020C:
2,000 5.000%, 7/01/36 7/30 at 100.00 2,209,609
3,000 5.000%, 7/01/38 7/30 at 100.00 3,290,284
5,000 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/43
6/28 at 100.00 5,237,220
Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Subordinate Lien Series 2013A:
1,245 5.000%, 6/01/34 6/24 at 100.00 1,247,443
6,840 5.000%, 6/01/35 6/24 at 100.00 6,853,421

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 5,025 Metropolitan Water District of Southern California, Water Revenue Bonds,
Refunding Series 2020C, 5.000%, 7/01/38
7/30 at 100.00 $ 5,537,451
6,500 Metropolitan Water District of Southern California, Water Revenue Bonds,
Refunding Series 2023A, 5.000%, 4/01/53
4/33 at 100.00 7,037,363
7,525 Moulton Niguel Water District, California, Certificates of Participation,
Series 2019, 3.000%, 9/01/44
3/29 at 100.00 6,034,129
2,820 Orange County Sanitation District, California, Wastewater Revenue Bonds,
Refunding Series 2016A, 5.000%, 2/01/35
2/26 at 100.00 2,889,369
4,415 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47
7/30 at 100.00 4,460,854
2,950 Sacramento County Sanitation Districts Financing Authority, California,
Revenue Bonds, Sacramento Regional County Sanitation District, Series
2020A, 5.000%, 12/01/50
12/30 at 100.00 3,167,157
16,670 Sacramento Municipal Utility District, California, Electric Revenue Bonds,
Climate Certified Green Series 2023K, 5.000%, 8/15/53
8/33 at 100.00 18,150,396
7,000 Sacramento Municipal Utility District, California, Electric Revenue Bonds,
Series 2019G, 5.000%, 8/15/41
8/29 at 100.00 7,481,576
1,510 Sacramento Municipal Utility District, California, Electric Revenue Bonds,
Series 2020H, 5.000%, 8/15/50
8/30 at 100.00 1,605,427
4,000 San Diego Public Facilities Financing Authority, California, Water Revenue
Bonds, Senior Series 2023A, 4.000%, 8/01/52
8/33 at 100.00 3,888,471
1,180 San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%,
8/01/37
8/26 at 100.00 1,216,105
Southern California Public Power Authority, California, Revenue Bonds,
Apex Power Project Series 2014A:
1,565 5.000%, 7/01/35 8/24 at 100.00 1,569,297
1,500 5.000%, 7/01/38 8/24 at 100.00 1,504,484
4,000 Southern California Public Power Authority, Natural Gas Project 1 Revenue
Bonds, Series 2007A, 5.000%, 11/01/33
No Opt. Call 4,118,641
31,970 Southern California Public Power Authority, Southern Transmission System
Renewal Project Revenue Bonds, Series 2023-1A, 5.000%, 7/01/48
7/33 at 100.00 34,894,571
Total Utilities 531,938,955
Total Municipal Bonds
(cost $2,989,141,585) 2,990,970,297
Total Long-Term Investments
(cost $2,989,141,585) 2,990,970,297
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.5% (0.3% of Total Investments)
X 8,500,000
MUNICIPAL BONDS - 0.5%  (0.3% of Total Investments) X 8,500,000
Transportation - 0 .5% ( 0 .3 % of Total Investments)
$ 8,500 (j) Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Variable Rate Demand Obligations, Series 2007C, 2.690%,
4/01/47, (Mandatory Put 6/07/24)
5/24 at 100.00 $ 8,500,000
Total Transportation 8,500,000
Total Municipal Bonds
(cost $8,500,000) 8,500,000
Total Short-Term Investments
(cost $8,500,000) 8,500,000
Total Investments
(cost $2,997,641,585) - 166.6% 2,999,470,297
Floating Rate Obligations - (2.5)%   (44,585,000)
MFP Shares, Net - (15.3)% (k) (274,910,131)
VRDP Shares, Net - (50.3)% (l) (905,435,511)
Other Assets & Liabilities, Net - 1.5% 25,890,805
Net Assets Applicable to Common Shares - 100% $ 1,800,430,460

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 2,990,553,142 $ 417,155 $ 2,990,970,297
Short-Term Investments:
Municipal Bonds – 8,500,000 – 8,500,000
Total
$ – $ 2,999,053,142 $ 417,155 $ 2,999,470,297
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $410,941,312 or 13.7% of Total Investments.
(d) Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax Financing
Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated
coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(h) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(i) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(j) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(k) MFP Shares, Net as a percentage of Total Investments is 9.2%.
(l) VRDP Shares, Net as a percentage of Total Investments is 30.2%.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.